CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 379,388	$ 481,712
Short-term investments	38,010	1,139,996
Trade receivables (net of allowance for credit losses of $17,974 and $13,182 at December 31, 2025 and 2024, respectively)	737,954	643,985
Prepaid expenses and other current assets	223,780	239,080
Total current assets	1,379,132	2,504,773
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	233,095	212,512
Property and equipment, net	189,395	185,292
Deferred tax assets	198,213	219,232
Operating lease right-of-use assets	78,064	93,083
Other intangible assets, net	587,599	231,346
Goodwill	2,440,532	1,849,668
Total long-term assets	3,726,898	2,791,133
Total assets	5,106,030	5,295,906
CURRENT LIABILITIES:
Trade payables	100,782	110,603
Deferred revenues and advances from customers	303,911	299,367
Current maturities of operating leases liabilities	13,742	12,554
Debt	0	458,791
Accrued expenses and other liabilities	469,192	593,109
Total current liabilities	887,627	1,474,424
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	61,392	66,289
Accrued severance pay	23,821	20,291
Deferred tax liabilities	109,993	1,965
Operating leases	75,059	92,258
Other long-term liabilities	71,610	37,516
Total long-term liabilities	341,875	218,319
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 125,000,000 shares at December 31, 2025 and 2024; Issued: 74,774,827 shares at December 31, 2025 and 2024; Outstanding: 60,427,562 and 63,249,843 shares at December 31, 2025 and 2024, respectively	18,961	18,961
Additional paid-in capital	2,381,750	2,278,672
Treasury shares at cost – 14,347,265 and 11,524,984 Ordinary shares at December 31, 2025 and 2024, respectively	(1,802,988)	(1,339,218)
Accumulated other comprehensive loss	(35,693)	(71,070)
Retained earnings	3,314,498	2,702,397
Total attributable to NiCE Ltd.'s shareholders	3,876,528	3,589,742
Non-controlling interests	0	13,421
Total shareholders' equity	3,876,528	3,603,163
Total liabilities and shareholders' equity	$ 5,106,030	$ 5,295,906